Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	FRONTEGRA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSGLX
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHEMX
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSGX
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTSYX
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSVX
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNSYX
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FPSVX
Frontegra MFG Core Infrastructure Fund (Prospectus Summary) | Frontegra MFG Core Infrastructure Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGIX
Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMGEX
Lockwell Small Cap Value Fund (Prospectus Summary) | Lockwell Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LOCSX

Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra SAM Global Equity Fund (the "Fund") is long-term growth of capital.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontegra SAM Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra SAM Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.62%
Fee Waiver	[1]	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra SAM Global Equity Fund Institutional Class	122	427	800	1,849

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of
52% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity and equity-related securities issued by U.S.
and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy
("Sustainable Leaders"). For purposes of the 80% policy, net assets include any borrowings for investment purposes. As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including micro-cap stocks.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Sustainability Investment Criteria Risks. The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.
The Fund's returns may be less than those funds that are not subject to such investment considerations. Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.

Micro-Capitalization Company Risks. Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.
Performance.
The Fund is the successor to the SAM Sustainable Global Active Fund (the
"Predecessor Fund") pursuant to a reorganization that was completed on
June 10, 2011.  Prior to this date, the Fund had no investment operations.
Accordingly, the performance and financial information for periods prior to
June 10, 2011 is historical information for the Predecessor Fund. The Fund has investment objectives, strategies and policies virtually identical to the Predecessor Fund, which was advised by Sustainable Asset Management USA,
Inc. ("SAM"), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance before taxes for the past two years, while the table compares the average annual total returns of the Fund to a broad measure of market performance.
Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.

Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Calendar Year Total Returns	[1]

The Fund's return from January 1, 2012 through September 30, 2012 was 7.46%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

13.44% (3rd quarter, 2010) (20.15)% (3rd quarter, 2011)
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)	[2]
Average Annual Total Returns Frontegra SAM Global Equity Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	(8.43%)	11.09%	Jun 18, 2009
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(9.94%)	8.84%	Jun 18, 2009
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.23%)	8.63%	Jun 18, 2009
MSCI World Index (Net)	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	(5.54%)	10.84%	Jun 18, 2009

[1]	Returns for the 2010 calendar year and the period from January 1, 2010 through June 10, 2011 reflect the performance of the Predecessor Fund.
[2]	Fund returns for the period from June 18, 2009 to June 10, 2011 reflect the performance of the Predecessor Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra SAM Global Equity Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of
		52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity and equity-related securities issued by U.S.
and non-U.S. companies that combine their market and financial strategy with a high level of environmental awareness and a clearly defined social policy
("Sustainable Leaders"). For purposes of the 80% policy, net assets include any borrowings for investment purposes. As part of its principal investment strategy, the Fund may invest in securities of foreign companies, including emerging markets companies, and companies with medium and small market capitalizations, including
		micro-cap stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Sustainability Investment Criteria Risks. The Fund's sustainability investment criteria may limit the number of investment opportunities available to the Fund.
The Fund's returns may be less than those funds that are not subject to such investment considerations. Companies that promote sustainability goals may not perform as well as companies that do not pursue such goals.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.

Micro-Capitalization Company Risks. Micro-capitalization companies are generally even more volatile and less liquid relative to small-capitalization, medium-capitalization and large capitalization securities.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to
		produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the SAM Sustainable Global Active Fund (the
"Predecessor Fund") pursuant to a reorganization that was completed on
June 10, 2011.  Prior to this date, the Fund had no investment operations.
Accordingly, the performance and financial information for periods prior to
June 10, 2011 is historical information for the Predecessor Fund. The Fund has investment objectives, strategies and policies virtually identical to the Predecessor Fund, which was advised by Sustainable Asset Management USA,
Inc. ("SAM"), the current subadviser to the Fund.

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance before taxes for the past two years, while the table compares the average annual total returns of the Fund to a broad measure of market performance.
Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.

Updated performance data is available on the Company's website at www.frontegra.com
		or by calling toll-free to 1-888-825-2100.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance before taxes for the past two years, while the table compares the average annual total returns of the Fund to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance (before and after taxes) does not necessarily represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's return from January 1, 2012 through September 30, 2012 was 7.46%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

		13.44% (3rd quarter, 2010) (20.15)% (3rd quarter, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual
		retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)	[2]
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | MSCI World Index (Net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Annual Return 2010	rr_AnnualReturn2010	13.52%
Annual Return 2011	rr_AnnualReturn2011	(8.43%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2012 through September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009
Frontegra SAM Global Equity Fund (Prospectus Summary) | Frontegra SAM Global Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2009

[1]	Returns for the 2010 calendar year and the period from January 1, 2010 through June 10, 2011 reflect the performance of the Predecessor Fund.
[2]	Fund returns for the period from June 18, 2009 to June 10, 2011 reflect the performance of the Predecessor Fund.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.20% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra HEXAM Emerging Markets Fund (the "Fund") is long-term capital growth.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Redemption Fee (as a percentage of amount redeemed, if applicable)	Service Fee (for shares redeemed by wire) USD ($)
Frontegra HEXAM Emerging Markets Fund	2.00%	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra HEXAM Emerging Markets Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.66%
Fee Waiver	[2]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.31%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra HEXAM Emerging Markets Fund	133	489	869	1,936

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of emerging market companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities. Equity-related instruments include American Depositary
Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), Participatory Notes
("P-Notes") and convertible securities.  HEXAM Capital Partners, LLP, the Fund's subadviser ("HEXAM"), defines emerging markets as any market not included in the
MSCI World Index, which includes 21 developed market country indices. The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets. As of September 30, 2012, the MSCI Emerging
Markets Index consisted of the following 21 emerging market country indices: Brazil,
Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea,
Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan,
Thailand and Turkey. HEXAM considers "emerging market companies" to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index (excluding
GDRs and ADRs of emerging market companies). The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell. HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

ADR and GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks. The risks of P-Notes also include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks. Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund's ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks. The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks. The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as "non-dollar bonds" or U.S. dollar foreign bonds. Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds. Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio. There can be no guarantee that the decisions of the portfolio managers will produce the desired results.
Performance.
The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows the
Fund's total returns before taxes for the past year, while the table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Calendar Year Total Returns

The Fund's return from January 1, 2012 through September 30, 2012 was 0.00%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return        Worst Quarter Return

7.49% (4th quarter, 2011) (30.84)% (3rd quarter, 2011)
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Frontegra HEXAM Emerging Markets Fund	Return Before Taxes	(30.56%)	(28.66%)	Dec 20, 2010
Frontegra HEXAM Emerging Markets Fund After Taxes on Distributions	Return After Taxes on Distributions	(30.51%)	(28.60%)	Dec 20, 2010
Frontegra HEXAM Emerging Markets Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(19.43%)	(24.12%)	Dec 20, 2010
Frontegra HEXAM Emerging Markets Fund MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Index (Net) (reflects no deductions for fees, expense or taxes)	(18.42%)	(15.01%)	Dec 20, 2010

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra HEXAM Emerging Markets Fund (the "Fund") is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund's portfolio
		turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of emerging market companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities. Equity-related instruments include American Depositary
Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), Participatory Notes
("P-Notes") and convertible securities.  HEXAM Capital Partners, LLP, the Fund's subadviser ("HEXAM"), defines emerging markets as any market not included in the
MSCI World Index, which includes 21 developed market country indices. The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets. As of September 30, 2012, the MSCI Emerging
Markets Index consisted of the following 21 emerging market country indices: Brazil,
Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea,
Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan,
Thailand and Turkey. HEXAM considers "emerging market companies" to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index (excluding
GDRs and ADRs of emerging market companies). The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments
		included in the MSCI Emerging Markets Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell. HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

ADR and GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks. The risks of P-Notes also include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks. Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund's ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks. The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks. The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as "non-dollar bonds" or U.S. dollar foreign bonds. Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds. Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio. There can be no guarantee that the decisions of the
		portfolio managers will produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows the
Fund's total returns before taxes for the past year, while the table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Updated performance data is available on the Company's website at www.frontegra.com
		or by calling toll-free to 1-888-825-2100.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund's total returns before taxes for the past year, while the table shows how the Fund's average annual returns compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's return from January 1, 2012 through September 30, 2012 was 0.00%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return        Worst Quarter Return

		7.49% (4th quarter, 2011) (30.84)% (3rd quarter, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual
		retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | MSCI Emerging Markets Index (Net)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net) (reflects no deductions for fees, expense or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,936
Annual Return 2011	rr_AnnualReturn2011	(30.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2012 through September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.84%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(30.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(30.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(19.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2010

[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Timpani Small Cap Growth Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Frontegra Timpani Small Cap Growth Fund (USD $)	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Service Fee (for shares redeemed by wire)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Timpani Small Cap Growth Fund		Institutional Class	Class Y
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	4.25%	4.40%
Total Annual Fund Operating Expenses		5.25%	5.65%
Fee Waiver	[2]	(4.15%)	(4.15%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%	1.50%
[1]	"Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund's investment adviser ("Timpani"), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. Timpani is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Timpani Small Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	112	1,200	2,283	4,967
Class Y	153	1,315	2,461	5,264

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of 138%
of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies that the Fund's investment adviser, Timpani Capital Management LLC ("Timpani"), believes have sound growth potential. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund may invest up to 25% of its total assets in American
Depositary Receipts ("ADRs") and other foreign securities. Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for earnings upside. Timpani may actively trade portfolio securities.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks. The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks. The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.
When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell. Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.
Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra Timpani Small Cap Growth Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During its most recent fiscal year, the Fund had a portfolio turnover rate of 138%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that
		the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies that the Fund's investment adviser, Timpani Capital Management LLC ("Timpani"), believes have sound growth potential. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund may invest up to 25% of its total assets in American
Depositary Receipts ("ADRs") and other foreign securities. Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for earnings upside. Timpani may actively trade portfolio
		securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks. The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks. The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.
When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell. Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.
Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to
		produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling
		toll-free to 1-888-825-2100.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,200
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,967
Frontegra Timpani Small Cap Growth Fund (Prospectus Summary) | Frontegra Timpani Small Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.65%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(4.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,264

[1]	"Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Timpani Capital Management LLC, the Fund's investment adviser ("Timpani"), and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. Timpani is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Netols Small Cap Value Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Frontegra Netols Small Cap Value Fund (USD $)	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Service Fee (for shares redeemed by wire)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Netols Small Cap Value Fund		Institutional Class	Class Y
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.22%	0.37%
Total Annual Fund Operating Expenses		1.22%	1.62%
Fee Waiver	[2]	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver		1.10%	1.50%
[1]	Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Netols Small Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	112	375	659	1,467
Class Y	153	499	870	1,912

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund had a portfolio turnover rate of 28% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For purposes of the 80% policy, net assets include any borrowings for investment purposes. In constructing a portfolio for the Fund, the Fund's subadviser, Netols Asset
Management, Inc. ("Netols"), selects stocks it believes are undervalued and exhibit potential "change factor" characteristics. Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment. As of September 30, 2012, the largest market capitalization of a company in the Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the
Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. Netols invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Small Capitalization Company Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with a broad measure of market performance. Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to
1-888-825-2100.
Calendar Year Total Returns for Institutional Class Shares

The Fund's return from January 1, 2012 through September 30, 2012 was 11.84%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

19.58% (2nd quarter, 2009) (25.16)% (3rd quarter, 2011)
After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary. The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Frontegra Netols Small Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Institutional Class	Return Before Taxes	(4.60%)	1.67%	3.80%	Dec 16, 2005	[1]
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(4.60%)	1.61%	3.72%	Dec 16, 2005	[1]
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.99%)	1.42%	3.25%	Dec 16, 2005	[1]
Class Y	Return Before Taxes	(5.03%)		(0.56%)	Nov 1, 2007	[1]
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expense or taxes)	(5.50%)	(1.87%)	1.70%	Dec 16, 2005	[1]	(0.79%)	Nov 1, 2007	[1]
[1]	The Institutional Class and Class Y commenced operations on December 16, 2005 and November 1, 2007, respectively.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra Netols Small Cap Value Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund had a
		portfolio turnover rate of 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and
		that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For purposes of the 80% policy, net assets include any borrowings for investment purposes. In constructing a portfolio for the Fund, the Fund's subadviser, Netols Asset
Management, Inc. ("Netols"), selects stocks it believes are undervalued and exhibit potential "change factor" characteristics. Netols defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment. As of September 30, 2012, the largest market capitalization of a company in the Russell 2000® Value Index was $3.8 billion and the weighted
		average market capitalization was $1.1 billion.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the
Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. Netols invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Small Capitalization Company Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to
		produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with a broad measure of market performance. Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to
		1-888-825-2100.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's return from January 1, 2012 through September 30, 2012 was 11.84%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

		19.58% (2nd quarter, 2009) (25.16)% (3rd quarter, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for the Class Y shares will vary. The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements,
		such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expense or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Average Annual Returns, Since Inception Secondary	ck0001014913_AverageAnnualReturnSinceInceptionSecondary	(0.79%)
Average Annual Returns, Inception Date Secondary	ck0001014913_AverageAnnualReturnInceptionDateSecondary	Nov 1, 2007	[1]
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,467
Annual Return 2006	rr_AnnualReturn2006	16.57%
Annual Return 2007	rr_AnnualReturn2007	7.08%
Annual Return 2008	rr_AnnualReturn2008	(25.65%)
Annual Return 2009	rr_AnnualReturn2009	18.38%
Annual Return 2010	rr_AnnualReturn2010	20.81%
Annual Return 2011	rr_AnnualReturn2011	(4.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2012 through September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.16%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.60%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2005	[1]
Frontegra Netols Small Cap Value Fund (Prospectus Summary) | Frontegra Netols Small Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,912
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.03%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2007	[1]

[1]	The Institutional Class and Class Y commenced operations on December 16, 2005 and November 1, 2007, respectively.
[2]	Other Expenses" of the Class Y shares include a shareholder servicing fee of 0.15%.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Phocas Small Cap Value Fund
(the "Fund") is long-term total investment return through capital appreciation. This investment objective is fundamental and may not be changed without shareholder approval.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontegra Phocas Small Cap Value Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Service Fee (for shares redeemed by wire)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Phocas Small Cap Value Fund Institutional Class
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		1.41%
Acquired Fund Fees and Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		2.57%
Fee Waiver	[2]	(1.31%)
Total Annual Fund Operating Expenses After Fee Waiver		1.26%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Institutional Class shares. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements and have been restated to reflect estimated current expenses due to a decrease in the Fund's assets since fiscal year end.

Example.
The following example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra Phocas Small Cap Value Fund Institutional Class	128	675	1,248	2,807

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund had a portfolio turnover rate of 50% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index. As of September 30, 2012,
the largest market capitalization of a company in the Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion.
For purposes of the 80% policy, net assets include any borrowings for investment purposes.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial
Corporation ("Phocas"), the Fund's subadviser. Phocas will typically invest in
80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Company Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Value Investing Risks. The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.
Value stocks may never increase in price or pay dividends as anticipated by
Phocas, or may decline even further if the market fails to recognize the company's value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Sector Risks. Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Performance.
The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor
Fund") pursuant to a reorganization that was completed on October 8, 2010.
Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund. The Fund has investment objectives, strategies and policies substantially similar to the Predecessor
Fund, which was advised by Phocas, the current subadviser to the Fund. The
Predecessor Fund was subject to different expenses than the Institutional Class shares offered by this prospectus. Accordingly, the performance for the
Predecessor Fund may differ from that of the Fund.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with a broad measure of market performance. Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Calendar Year Total Returns	[1]

The Fund's return from January 1, 2012 through September 30, 2012 was 8.09%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

22.69% (3rd quarter, 2009) (20.11)% (4th quarter, 2011)
Average Annual Total Returns (For periods ended December 31, 2011)	[2]
Average Annual Total Returns Frontegra Phocas Small Cap Value Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	Return Before Taxes	(5.99%)	1.14%	2.92%	[1]	Sep 29, 2006
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(6.00%)	1.05%	2.83%	[1]	Sep 29, 2006
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.88%)	0.95%	2.48%	[1]	Sep 29, 2006
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	(0.16%)	[1]	Sep 29, 2006
[1]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2011 reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of
Fund shares.

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2011 reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[2]	The Fund commenced operations on September 29, 2006.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra Phocas Small Cap Value Fund
(the "Fund") is long-term total investment return through capital appreciation. This investment objective is fundamental and may not be
		changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund had a
		portfolio turnover rate of 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each
		year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index. As of September 30, 2012,
the largest market capitalization of a company in the Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion.
For purposes of the 80% policy, net assets include any borrowings for investment purposes.

The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial
Corporation ("Phocas"), the Fund's subadviser. Phocas will typically invest in
80 to 120 companies with initial weightings between 0.50% to 1.50% of total Fund value in order to have broad industry representation and reduce individual
		security risk within the Fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Company Risks. Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Value Investing Risks. The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.
Value stocks may never increase in price or pay dividends as anticipated by
Phocas, or may decline even further if the market fails to recognize the company's value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Sector Risks. Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund's overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on
		the Fund than on a fund with fewer holdings in that sector.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the Phocas Small Cap Value Fund (the "Predecessor
Fund") pursuant to a reorganization that was completed on October 8, 2010.
Prior to this date, the Fund had no investment operations. Accordingly, the performance and financial information for periods prior to October 8, 2010 is historical information for the Predecessor Fund. The Fund has investment objectives, strategies and policies substantially similar to the Predecessor
Fund, which was advised by Phocas, the current subadviser to the Fund. The
Predecessor Fund was subject to different expenses than the Institutional Class shares offered by this prospectus. Accordingly, the performance for the
Predecessor Fund may differ from that of the Fund.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with a broad measure of market performance. Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free
		to 1-888-825-2100.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's return from January 1, 2012 through September 30, 2012 was 8.09%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return         Worst Quarter Return

		22.69% (3rd quarter, 2009) (20.11)% (4th quarter, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares is higher than other return figures when a capital loss occurs upon the redemption of
		Fund shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)	[2]
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,807
Annual Return 2007	rr_AnnualReturn2007	(7.46%)
Annual Return 2008	rr_AnnualReturn2008	(24.68%)
Annual Return 2009	rr_AnnualReturn2009	24.29%
Annual Return 2010	rr_AnnualReturn2010	29.94%
Annual Return 2011	rr_AnnualReturn2011	(5.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's return from January 1, 2012 through September 30, 2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
5 Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Frontegra Phocas Small Cap Value Fund (Prospectus Summary) | Frontegra Phocas Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.88%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006

[1]	Returns for calendar years 2007-2009 and for the period from January 1, 2010 to October 7, 2010 reflect the performance of the Predecessor Fund. Returns for the period from October 8, 2010 to December 31, 2011 reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[2]	The Fund commenced operations on September 29, 2006.
[3]	Fund returns for the period from September 29, 2006 to October 7, 2010 reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010 to December 31, 2011 reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[4]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[5]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets for the Institutional Class shares. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements and have been restated to reflect estimated current expenses due to a decrease in the Fund's assets since fiscal year end.

Frontegra MFG Core Infrastructure Fund (Prospectus Summary) | Frontegra MFG Core Infrastructure Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra MFG Core Infrastructure Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Redemption Fee (as a percentage of amount redeemed, if applicable)	Service Fee (for shares redeemed by wire) USD ($)
Frontegra MFG Core Infrastructure Fund Institutional Class	2.00%	15

Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra MFG Core Infrastructure Fund Institutional Class
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses	[1]	5.85%
Total Annual Fund Operating Expenses	[1]	6.55%
Fee Waiver	[2]	(5.85%)
Total Annual Fund Operating Expenses After Fee Waiver		0.70%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.70% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Frontegra MFG Core Infrastructure Fund Institutional Class	72	1,417

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations on January
18, 2012 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio (on an un-annualized basis).
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of infrastructure companies, such as utilities, toll roads, airports, ports and communications companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund will invest in both U.S. and non-U.S. companies. The Fund's subadviser, Magellan Asset
Management Limited doing business as MFG Asset Management ("MFG Asset Management"), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure and utility companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.

The Fund's investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

· Regulated energy utilities;

· Regulated water utilities;

· Toll roads;

· Airports;

· Ports;

· Communications infrastructure; and

· Social infrastructure.

It is anticipated that the Fund's portfolio will generally consist of 80 to 100 companies.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure Investment Risks. The Fund's investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors. Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

Utilities Industry Risks. Utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss.
Utilities companies may incur unexpected increases in fuel and other operating costs. Rising interest rates could lead to higher financing costs and reduced earnings. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.
Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra MFG Core Infrastructure Fund (Prospectus Summary) | Frontegra MFG Core Infrastructure Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra MFG Core Infrastructure Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations on January
18, 2012 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio (on an un-annualized basis).
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of infrastructure companies, such as utilities, toll roads, airports, ports and communications companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund will invest in both U.S. and non-U.S. companies. The Fund's subadviser, Magellan Asset
Management Limited doing business as MFG Asset Management ("MFG Asset Management"), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds. The Fund invests in a diversified portfolio of securities of infrastructure and utility companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.

The Fund's investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

· Regulated energy utilities;

· Regulated water utilities;

· Toll roads;

· Airports;

· Ports;

· Communications infrastructure; and

· Social infrastructure.

It is anticipated that the Fund's portfolio will generally consist of 80 to 100 companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure Investment Risks. The Fund's investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors. Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.

Utilities Industry Risks. Utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss.
Utilities companies may incur unexpected increases in fuel and other operating costs. Rising interest rates could lead to higher financing costs and reduced earnings. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks. Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies. Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Frontegra MFG Core Infrastructure Fund (Prospectus Summary) | Frontegra MFG Core Infrastructure Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.55%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(5.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,417

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.70% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra MFG Global Equity Fund (the "Fund") is capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Frontegra MFG Global Equity Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra MFG Global Equity Fund Institutional Class
Management Fees		0.80%
Distribution (12b-1) Fees		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver	[1]	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver		0.80%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra MFG Global Equity Fund Institutional Class	82	329	595	1,356

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund commenced operations on December 28, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Fund's portfolio turnover rate was 19% of the average value of its portfolio (on an un-annualized basis).
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by
U.S. and non-U.S. companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund will normally be diversified among at least three different countries. The Fund's subadviser, Magellan Asset
Management Limited doing business as MFG Asset Management ("MFG Asset Management"), seeks to identify high quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a concentrated number (generally 20 to 40) of companies, selected on a value basis and typically with a market capitalization in excess of U.S.
$10 billion at the time of purchase.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. MFG Asset Management invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Large Capitalization Risks. Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontegra MFG Global Equity Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund commenced operations on December 28, 2011 and, consequently, did not have one full year of operations as of the end of its last fiscal year; however, as of June 30, 2012, the Fund's portfolio turnover rate was 19% of the average value of its portfolio (on an un-annualized basis).
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by
U.S. and non-U.S. companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund will normally be diversified among at least three different countries. The Fund's subadviser, Magellan Asset
Management Limited doing business as MFG Asset Management ("MFG Asset Management"), seeks to identify high quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. The Fund will normally hold a concentrated number (generally 20 to 40) of companies, selected on a value basis and typically with a market capitalization in excess of U.S.
$10 billion at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. MFG Asset Management invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Large Capitalization Risks. Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign holdings as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontegra.com
Frontegra MFG Global Equity Fund (Prospectus Summary) | Frontegra MFG Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,356

[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.80% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Lockwell Small Cap Value Fund (Prospectus Summary) | Lockwell Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Lockwell Small Cap Value Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Lockwell Small Cap Value Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lockwell Small Cap Value Fund Institutional Class
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		8.63%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		9.64%
Fee Waiver	[2]	(8.53%)
Total Annual Fund Operating Expenses After Fee Waiver		1.11%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Lockwell Investments, LLC, the Fund's investment adviser ("Lockwell"), and the Fund, Lockwell has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets. Lockwell is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Lockwell or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lockwell Small Cap Value Fund Institutional Class	113	2,024	3,762	7,449

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 92% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of small-capitalization companies traded on U.S. exchanges. For purposes of the 80% policy, net assets include any borrowings for investment purposes. Lockwell selects equity securities of companies it believes are undervalued relative to the market or in comparison to similar companies. The Fund may also invest up to 20% of its total assets in real estate investment trusts ("REITs") and up to 25% of its total assets in equity securities of foreign companies, including American
Depositary Receipts ("ADRs"). Lockwell defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment.
As of September 30, 2012, the largest market capitalization of a company in the
Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion. Lockwell primarily purchases securities of companies with market capitalizations between $100 million to $2 billion at the time of purchase.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Small-Capitalization Company Risks. Small-capitalization companies are often more volatile, less liquid and are more susceptible to market pressures than larger companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. Lockwell invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

REIT Risks. A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates and how well the underlying properties owned by the REIT are managed. The returns from
REITs may trail returns from the overall market. Additionally, there is a risk that a REIT will fail to qualify for favorable tax treatment.

Foreign Securities and ADR Risks. Investments in securities of foreign companies and ADRs involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on Lockwell's website at www.lockwellinv.com or by calling toll-free to
1-888-825-2100.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 1, 2012
Lockwell Small Cap Value Fund (Prospectus Summary) | Lockwell Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Lockwell Small Cap Value Fund (the "Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of small-capitalization companies traded on U.S. exchanges. For purposes of the 80% policy, net assets include any borrowings for investment purposes. Lockwell selects equity securities of companies it believes are undervalued relative to the market or in comparison to similar companies. The Fund may also invest up to 20% of its total assets in real estate investment trusts ("REITs") and up to 25% of its total assets in equity securities of foreign companies, including American
Depositary Receipts ("ADRs"). Lockwell defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment.
As of September 30, 2012, the largest market capitalization of a company in the
Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion. Lockwell primarily purchases securities of companies with market capitalizations between $100 million to $2 billion at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Small-Capitalization Company Risks. Small-capitalization companies are often more volatile, less liquid and are more susceptible to market pressures than larger companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. Lockwell invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

REIT Risks. A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates and how well the underlying properties owned by the REIT are managed. The returns from
REITs may trail returns from the overall market. Additionally, there is a risk that a REIT will fail to qualify for favorable tax treatment.

Foreign Securities and ADR Risks. Investments in securities of foreign companies and ADRs involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on Lockwell's website at www.lockwellinv.com or by calling toll-free to
1-888-825-2100.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund does not have returns for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lockwellinv.com
Lockwell Small Cap Value Fund (Prospectus Summary) | Lockwell Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Service Fee (for shares redeemed by wire)	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(8.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,449

[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Lockwell Investments, LLC, the Fund's investment adviser ("Lockwell"), and the Fund, Lockwell has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets. Lockwell is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Lockwell or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.